Segment reporting - Summary of Financial Information of Segment (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	€ 214,537	€ 201,700	€ 422,312	€ 308,822	€ 222,612
Cost of sales	(89,083)	(88,957)	(184,368)	(138,920)	(105,218)
Gross profit	125,454	112,743	237,944	169,902	117,394
Loss from operations before non-underlying items	(69,650)	(61,460)	(142,267)	(108,014)	(167,817)
Non-underlying items	9,666	570	(83,057)	45,206	43,546
Finance costs	(11,970)	(8,080)	(14,556)	(9,313)	(12,989)
Loss before income tax	(71,954)	(68,970)	(239,880)	(72,121)	(137,260)
Income tax (expenses) / benefits	(271)	256	129	(4,331)	1,603
Loss for the period	(72,225)	(68,714)	(239,751)	(76,452)	(135,657)
Depreciation and amortization	21,518	23,094	45,810	41,584	48,332
Of which: Right-of-use assets	15,129	16,922	32,638	32,154	36,478
Other	6,389	6,172	13,172	9,430	11,854
Provisions and impairment losses	(3,241)	6,500	16,729	10,766	22,676
Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	214,537	201,700	422,312	308,822	222,612
Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue			0
Operating segments [member] | Lanvin [member]
Disclosure of operating segments [line items]
Revenue	57,052	63,949	119,847	72,872	34,989
Cost of sales	(25,093)	(33,901)	(59,334)	(38,844)	(21,416)
Gross profit	31,959	30,048	60,513	34,028	13,573
Depreciation and amortization	6,726	5,988	11,734	11,231	12,215
Of which: Right-of-use assets	4,163	4,164	7,415	9,079	9,144
Other	2,563	1,824	4,319	2,152	3,071
Provisions and impairment losses	(3,610)	5,544	7,709	9,985	3,854
Operating segments [member] | Lanvin [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	55,011	63,949	119,772	72,872	34,989
Operating segments [member] | Lanvin [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	2,041		75
Operating segments [member] | Wolford [member]
Disclosure of operating segments [line items]
Revenue	58,802	54,261	125,514	109,332	95,384
Cost of sales	(16,740)	(15,878)	(39,286)	(30,262)	(29,519)
Gross profit	42,062	38,383	86,228	79,070	65,865
Depreciation and amortization	6,748	7,863	15,671	14,229	18,263
Of which: Right-of-use assets	5,593	6,286	12,357	11,054	13,141
Other	1,155	1,577	3,314	3,175	5,122
Provisions and impairment losses	1,824	2,329	5,127	(440)	10,913
Operating segments [member] | Wolford [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	58,802	54,261	125,514	109,332	95,384
Operating segments [member] | Wolford [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue			0
Operating segments [member] | Caruso [member]
Disclosure of operating segments [line items]
Revenue	19,926	14,919	30,819	24,695	26,351
Cost of sales	(14,693)	(11,188)	(23,672)	(20,246)	(21,470)
Gross profit	5,233	3,731	7,147	4,449	4,881
Depreciation and amortization	534	516	1,045	1,089	1,155
Of which: Right-of-use assets	330	335	664	683	686
Other	204	181	381	406	469
Provisions and impairment losses	584	(140)	(442)	(992)	5,526
Operating segments [member] | Caruso [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	19,311	14,504	29,696	24,646	25,251
Operating segments [member] | Caruso [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	615	415	1,123	49	1,100
Operating segments [member] | St. John [member]
Disclosure of operating segments [line items]
Revenue	46,663	41,924	85,884	73,094	66,512
Cost of sales	(17,639)	(16,170)	(33,242)	(34,107)	(33,525)
Gross profit	29,024	25,754	52,642	38,987	32,987
Depreciation and amortization	4,962	5,247	11,060	12,025	16,703
Of which: Right-of-use assets	3,595	3,841	8,111	9,424	13,507
Other	1,367	1,406	2,949	2,601	3,196
Provisions and impairment losses	1,060	1,227	3,257	(221)	2,383
Operating segments [member] | St. John [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	46,663	41,924	85,884	73,094	66,512
Operating segments [member] | St. John [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue			0
Operating segments [member] | Sergio Rossi [member]
Disclosure of operating segments [line items]
Revenue	33,019	26,969	61,929	28,737
Cost of sales	(15,884)	(12,171)	(30,881)	(15,418)
Gross profit	17,135	14,798	31,048	13,319
Depreciation and amortization	2,443	3,377	6,082	2,944
Of which: Right-of-use assets	1,448	2,296	4,091	1,914
Other	995	1,081	1,991	1,030
Provisions and impairment losses	(3,099)	(2,437)	1,103	2,389
Operating segments [member] | Sergio Rossi [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	32,468	26,969	61,172	28,737
Operating segments [member] | Sergio Rossi [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	551		757
Operating segments [member] | Other and holding companies [member]
Disclosure of operating segments [line items]
Revenue	3,982	1,938	10,947	6,968	2,569
Cost of sales	(200)	(64)	(101)	(83)	(388)
Gross profit	3,782	1,874	10,846	6,885	2,181
Depreciation and amortization	105	103	218	66	(4)
Of which: Right-of-use assets			0
Other	105	103	218	66	(4)
Provisions and impairment losses		(23)	(25)	45
Operating segments [member] | Other and holding companies [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue	2,282	93	274	141	476
Operating segments [member] | Other and holding companies [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	1,700	1,845	10,673	6,827	2,093
Material reconciling items [member]
Disclosure of operating segments [line items]
Revenue	(4,915)	(2,260)	(12,628)	(6,876)	(3,193)
Cost of sales	1,166	415	2,148	40	1,100
Gross profit	(3,749)	(1,845)	(10,480)	(6,836)	(2,093)
Material reconciling items [member] | Sales outside the Group [member]
Disclosure of operating segments [line items]
Revenue			0
Material reconciling items [member] | Intra-Group sales [member]
Disclosure of operating segments [line items]
Revenue	€ (4,915)	€ (2,260)	€ (12,628)	€ (6,876)	€ (3,193)